Common and Preferred Stock Reserved for Future Issuances: (Details Textual) - USD ($)				9 Months Ended	12 Months Ended
	Nov. 13, 2015	Nov. 12, 2015	Feb. 09, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Conversion of Stock, Shares Converted				4,607,106	1,637,000
Convertible Preferred Stock, Shares Issued upon Conversion				4,607,106	1,637,000
Stock Issued During Period, Value, Issued for Services					$ 25,000	$ 44,640
Nov 2015 Private Placement
Sale of Stock, Price Per Share	$ 0.60
Sale of Stock, Number of Shares Issued in Transaction	26,234,940
Proceeds from Issuance of Private Placement	$ 15,640,963
BRNI License Agreement [Member]
Prepaid Royalties percentage		5.00%
Warrant Holder [Member]
Conversion of Stock, Shares Converted			1,325,000
Dr. Abeles [Member] | Nov 2015 Private Placement
Stock Issued During Period, Shares, Issued for Services	16,667
Stock Issued During Period, Value, Issued for Services	$ 100,000
Series A Preferred Stock [Member]
Conversion of Stock, Shares Converted					1,637,000
Convertible Preferred Stock, Shares Issued upon Conversion					1,637,000
Sale of Stock, Price Per Share					$ 5.00
Series A Preferred Stock [Member] | Nov 2015 Private Placement
Conversion of Stock, Shares Converted	16,656,894
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	3,208,215
Series A Preferred Stock [Member] | Warrant Holder [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,325,000
Convertible Common Stock [Member] | Nov 2015 Private Placement
Convertible Preferred Stock, Shares Issued upon Conversion	19,865,109